PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	7.8	8.5
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	16.5	18.7